UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

ADVANTAGE FUNDS, INC.
- DREYFUS PREMIER TOTAL RETURN ADVANTAGE FUND
- GLOBAL ALPHA FUND
- DREYFUS PREMIER GLOBAL ABSOLUTE RETURN FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Total Return Advantage Fund
January 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.2%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--5.4%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	44,368
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	66,653
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A3	4.61	7/15/10	26,914	26,845
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000	102,918
Harley-Davidson Motorcycle Trust,
Ser. 2004-1, Cl. A2	2.53	11/15/11	43,997	43,747
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	140,000	141,845
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	100,000	102,984
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	50,000	50,802
USAA Auto Owner Trust,
Ser. 2004-3, Cl. A4	3.53	6/15/11	71,366	71,417
WFS Financial Owner Trust,
Ser. 2004-2, Cl. A4	3.54	11/21/11	43,174	43,205
				694,784
Asset-Backed Ctfs./Credit Cards--3.8%
Capital One Multi-Asset Execution
Trust, Ser. 2005-A2, Cl. A2	4.05	2/15/11	100,000	100,147
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	83,469
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	102,673
Citibank Credit Card Issuance
Trust, Ser. 2003-A8, Cl. A8	3.50	8/16/10	100,000	99,967
Citibank Credit Card Master Trust
I, Ser. 1999-2 Cl. A	5.88	3/10/11	100,000	102,847
				489,103
Asset-Backed Ctfs./Home Equity Loans--2.2%
MASTR Asset-Backed Securities
Trust, Ser. 2005-AB1, Cl. A2	5.05	11/25/35	100,000 a	99,766
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. AF3	4.50	8/25/35	92,389 a	92,192
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	89,861 a	85,100
Specialty Underwriting &
Residential Finance,
Ser. 2003-BC4, Cl. A3B	4.79	11/25/34	7,426 a	7,003
				284,061
Asset-Backed Ctfs./Student Loans--.1%
College Loan Corporation Trust,
Stripped Security, Interest
Only Class, Ser. 2006-1,
Cl. AIO	10.00	7/25/08	200,000 b	9,281
Banks--5.5%

ABN AMRO Bank,
Sr. Notes	4.00	4/18/08	50,000 a,c	50,069
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	16,286
Bank One,
Sub. Notes	7.88	8/1/10	100,000	109,827
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	14,633
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	10,651
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	52,804
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	14,969
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	5,000	5,244
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	20,292
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	25,901
Royal Bank of Canada,
Notes	3.88	5/4/09	100,000	100,688
U.S. Bank,
Sub. Notes	6.30	2/4/14	100,000	107,094
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	25,134
Wells Fargo,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,509
Wells Fargo,
Sr. Unscd. Notes	5.19	3/10/08	100,000 a	100,178
Wells Fargo,
Sr. Unscd. Notes	5.63	12/11/17	5,000	5,148
				709,427
Commercial Mortgage Pass-Through Ctfs.--5.0%
GMAC Commercial Mortgage
Securities, Ser. 2001-C2,
Cl. A1	6.25	4/15/34	35,478	35,765
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 a	100,852
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A3	4.96	8/15/42	75,000	73,284
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. ASB	5.33	12/15/44	100,000 a	99,203
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	108,276
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.47	3/12/44	65,000 a	59,537
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	112,525	109,736
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	60,299	59,788
				646,441
Diversified Financial Services--14.8%
Allstate Life Global Funding

Trusts, Notes, Ser. 04-1	4.50	5/29/09	200,000	202,760
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	15,032
Bear Stearns Cos.,
Sr. Unscd. Notes	3.47	1/31/11	100,000 a	90,498
Bear Stearns,
Notes	4.50	10/28/10	10,000	9,750
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	9,510
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	10,000	10,611
Boeing Capital,
Sr. Unscd. Notes	6.50	2/15/12	50,000	54,864
CIT Group,
Sr. Unscd. Notes	3.38	4/1/09	50,000	48,324
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	150,000	152,309
Citigroup,
Sr. Unscd. Notes	5.29	6/9/09	50,000 a	49,568
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,517
Credit Suisse USA,
Gtd. Notes	5.07	8/15/10	100,000 a	99,403
Credit Suisse USA,
Gtd. Notes	5.28	12/9/08	50,000 a	50,061
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	200,000	213,178
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	100,000	105,726
Household Finance,
Sr. Unscd. Notes	4.13	11/16/09	100,000	100,105
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	100,000	103,614
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.17	1/17/11	100,000 a	98,801
Lehman Brothers Holdings,
Sr. Unscd. Notes	5.09	12/23/10	100,000 a	95,459
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	20,000	20,476
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	100,000	99,939
Merrill Lynch & Co.,
Notes	5.11	11/1/11	100,000 a	94,022
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	20,580
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	100,000	106,471
Western Union,
Sr. Unscd. Bonds	5.40	11/17/11	30,000	31,013
				1,932,591
Electric Utilities--2.9%
Carolina Power & Light,
Sr. Notes	6.50	7/15/12	50,000	54,338
Duke Energy,
Unsub. Notes	6.25	1/15/12	50,000	53,629
NSTAR,
Unscd. Notes	8.00	2/15/10	50,000	54,119

SCANA,
Notes	6.88	5/15/11	50,000	53,527
Scottish Power,
Unscd. Notes	4.91	3/15/10	50,000	50,716
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	50,000	51,736
Union Electric,
Sr. Scd. Bonds	6.40	6/15/17	5,000	5,340
Wisconsin Energy,
Sr. Unscd. Notes	5.50	12/1/08	50,000	50,601
				374,006
Entertainment--.2%
Viacom,
Sr. Notes	5.75	4/30/11	20,000	20,512
Food & Beverages--.5%
General Mills,
Unscd. Notes	6.00	2/15/12	15,000	15,744
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,416
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	20,000	21,319
				63,479
Foreign/Governmental--.4%
United Mexican States,
Notes	6.63	3/3/15	50,000	55,225
Health Care--2.2%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	52,901
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	15,465
Astrazeneca,
Sr. Unsub. Notes	5.90	9/15/17	10,000	10,608
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.25	8/15/13	25,000	26,149
Eli Lilly & Co.,
Sr. Unscd. Notes	6.00	3/15/12	30,000	32,577
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	102,176
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	40,000	40,788
				280,664
Industrial--.9%
Emerson Electric,
Sr. Unscd. Notes	7.13	8/15/10	40,000	43,371
Honeywell International,
Sr. Unscd. Notes	7.50	3/1/10	50,000	53,936
Waste Management,
Sr. Unsub. Notes	7.38	8/1/10	20,000	21,352
				118,659
Oil & Gas--2.1%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	25,000	26,782
Apache,
Sr. Unscd. Notes	5.25	4/15/13	25,000	26,094
Conoco Funding,
Gtd. Notes	6.35	10/15/11	100,000	108,669
Halliburton,

Sr. Unscd. Notes	5.50	10/15/10	30,000	31,486
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	50,000	54,865
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	21,231
				269,127
Property & Casualty Insurance--3.5%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	15,701
Berkshire Hathaway Finance,
Gtd. Notes	4.63	10/15/13	100,000	102,596
Hartford Life Global Funding
Trusts, Notes	5.20	2/15/11	150,000	155,531
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	20,000	20,062
Principal Life Income Funding
Trusts, Notes	5.13	3/1/11	150,000	154,731
				448,621
Residential Mortgage Pass-Through Ctfs.--2.3%
Credit Suisse Mortgage Capital
Ctfs., Ser. 2006-C3, Cl. A3	6.02	6/15/38	100,000 a	102,378
Merrill Lynch Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	96,495
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000 a	102,844
				301,717
Retail--1.2%
Costco Wholesale,
Sr. Unscd. Notes	5.30	3/15/12	25,000	26,234
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	20,000	20,951
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	105,359
				152,544
Technology--1.0%
Hewlett-Parckard,
Sr. Unscd. Notes	5.25	3/1/12	25,000	26,225
International Business Machines,
Sr. Unscd. Notes	4.25	9/15/09	50,000	50,764
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000	51,258
				128,247
Telecommunications--2.7%
AT & T Wireless Services,
Sr. Unscd. Notes	8.13	5/1/12	25,000	28,447
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	105,631
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	100,000	104,109
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	52,550
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	53,509
				344,246
Tobacco--.2%

UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	27,081
Transportation--.3%
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	21,404
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	20,664
				42,068
U.S. Government Agencies/Mortgage-Backed--32.8%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19			772,537	772,448
5.00%, 11/1/33 - 7/1/35			453,753	452,077
5.50%, 12/1/18 - 10/1/21			627,422	643,067
5.65%, 2/1/37			47,428 a	47,677
5.72%, 2/1/37			89,813 a	92,307
5.94%, 1/1/37			84,784 a	87,021
6.00%, 10/1/19 - 9/1/34			238,548	246,288
6.50%, 8/1/12			88,976	92,629
7.00%, 1/1/36			175,429	186,163
Federal National Mortgage Association:
5.50%			175,000 d	179,238
6.50%			200,000 d	207,594
4.00%, 3/1/21			90,200	88,771
5.00%, 7/1/19 - 10/1/33			132,835	143,406
5.50%, 7/1/17 - 8/1/35			558,829	570,861
5.76%, 4/1/37			92,479 a	94,855
6.00%, 8/1/17			136,297	141,164
6.50%, 7/1/33			107,160	112,432
7.00%, 4/1/32			83,891	89,627
				4,247,625
U.S. Government Securities--3.2%
U.S. Treasury Bonds
6.25%, 5/15/30			295,000	374,650
U.S. Treasury Notes
4.88%, 7/31/11			40,000	43,231
				417,881
Total Bonds and Notes
(cost $12,292,623)				12,057,390
			Principal
Short-Term Investments--1.2%			Amount ($)	Value ($)

U.S. Treasury Bills;
2.59%, 3/20/08
(cost $154,464)			155,000 [e]	154,641

Other Investment--4.4%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $563,000)			563,000 [f]	563,000

Total Investments (cost $13,010,087)			98.8%	12,775,031
Liabilities, Less Cash and Receivables			1.2%	155,641
Net Assets			100.0%	12,930,672

a	Variable rate security--interest rate subject to periodic change.
b	Notional face amount shown.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $50,069 or 0.4% of net assets.
d	Purchased on a forward commitment basis.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At January 31, 2008, the fund held the following forward foreign currency exchange contracts

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2008 ($)

Purchases:
Canadian Dollar, expiring 3/19/2008	75,000	73,578	74,315	738
Canadian Dollar, expiring 3/19/2008	104,000	102,779	103,051	272
EURO, expiring 3/19/2008	48,000	70,471	70,980	509
EURO, expiring 3/19/2008	85,500	127,127	126,433	(694)
EURO, expiring 3/19/2008	85,500	127,223	126,433	(790)
EURO, expiring 3/19/2008	107,000	158,664	158,226	(438)
EURO, expiring 3/19/2008	121,000	177,126	178,929	1,802
EURO, expiring 3/19/2008	73,000	106,084	107,949	1,865
British Pound, expiring 3/19/2008	129,222	266,346	256,200	(10,146)
British Pound, expiring 3/19/2008	68,194	140,285	135,204	(5,082)
British Pound, expiring 3/19/2008	68,194	140,049	135,204	(4,846)
British Pound, expiring 3/19/2008	68,195	139,032	135,206	(3,826)
British Pound, expiring 3/19/2008	68,195	139,098	135,206	(3,892)
Japanese Yen, expiring 3/19/2008	21,991,999	207,240	207,467	227
Japanese Yen, expiring 3/19/2008	13,737,000	129,476	129,592	116
Japanese Yen, expiring 3/19/2008	11,129,000	104,560	104,988	429
New Zealand Dollar, expiring 3/19/2008	50,333	38,251	39,179	928
New Zealand Dollar, expiring 3/19/2008	55,417	41,988	43,136	1,148
New Zealand Dollar, expiring 3/19/2008	55,417	41,655	43,136	1,481
New Zealand Dollar, expiring 3/19/2008	55,417	42,632	43,136	504
New Zealand Dollar, expiring 3/19/2008	55,417	43,050	43,136	85
New Zealand Dollar, expiring 3/19/2008	83,000	62,368	64,606	2,238
				(17,373)
Sales:
Australian Dollar, expiring 3/19/2008	7,778	6,799	6,907	(108)
Australian Dollar, expiring 3/19/2008	67,222	59,268	59,698	(430)
Australian Dollar, expiring 3/19/2008	13,900	12,268	12,344	(76)
Swiss Franc, expiring 3/19/2008	56,833	52,088	52,449	(362)
Swiss Franc, expiring 3/19/2008	236,389	213,438	218,156	(4,718)
Swiss Franc, expiring 3/19/2008	118,194	105,429	109,077	(3,649)
Swiss Franc, expiring 3/19/2008	118,194	106,467	109,077	(2,611)
Swiss Franc, expiring 3/19/2008	23,500	20,926	21,687	(762)
Swiss Franc, expiring 3/19/2008	23,500	20,926	21,687	(762)
Swiss Franc, expiring 3/19/2008	118,195	105,782	109,078	(3,296)
Swiss Franc, expiring 3/19/2008	118,195	104,966	109,078	(4,112)
Swiss Franc, expiring 3/19/2008	59,000	54,012	54,449	(437)
Norwegian Krone, expiring 3/19/2008	333,167	60,903	60,688	216
Norwegian Krone, expiring 3/19/2008	551,944	100,703	101,146	(443)
Norwegian Krone, expiring 3/19/2008	275,972	49,823	50,573	(749)
Norwegian Krone, expiring 3/19/2008	275,972	50,071	50,573	(502)
Norwegian Krone, expiring 3/19/2008	275,973	50,706	50,573	133
Norwegian Krone, expiring 3/19/2008	275,973	50,671	50,573	98
Norwegian Krone, expiring 3/19/2008	257,500	48,732	47,188	1,544
Norwegian Krone, expiring 3/19/2008	257,500	48,766	47,188	1,578
Norwegian Krone, expiring 3/19/2008	304,000	55,972	55,709	263

Swedish Krona, expiring 3/19/2008	126,833	20,289	19,792	497
Swedish Krona, expiring 3/19/2008	211,389	33,545	32,987	558
Swedish Krona, expiring 3/19/2008	105,694	16,526	16,493	33
Swedish Krona, expiring 3/19/2008	105,694	16,577	16,493	83
Swedish Krona, expiring 3/19/2008	105,695	16,533	16,494	40
Swedish Krona, expiring 3/19/2008	105,695	16,520	16,494	27
Swedish Krona, expiring 3/19/2008	202,000	31,037	31,522	(485)
Swedish Krona, expiring 3/19/2008	202,000	30,802	31,522	(720)
				(19,152)

Total				(36,524)

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
U.S. Treasury 10 year Notes	23	2,684,531	March 2008	13,499
U.S. Treasury 30 year Bonds	10	1,193,125	March 2008	22,645
10 Year Euro-Bond	1	172,771	March 2008	4,946
Australian 10 Year Bonds	9	798,398	March 2008	8,220
Financial Futures Short
U.S. Treasury 5 year Notes	9	(1,017,000)	March 2008	(13,027)
British Long Gilt	5	(1,099,066)	March 2008	(9,487)
				26,796

STATEMENT OF OPTIONS WRITTEN
January 31, 2008 (Unaudited)
			Face Amount
			Covered by
			Contracts ($)	Valued ($)

Call Options:
U.S. Treasury 10 Year Notes
February 2008 @ 111			100,000	(5,719)
U.S. Treasury 10 Year Notes
February 2008 @ 114			300,000	(10,031)
U.S. Treasury 10 Year Notes
February 2008 @ 114			100,000	(2,906)
U.S. Treasury 10 Year Notes
February 2008 @ 113			600,000	(22,781)
U.S. Treasury 10 Year Notes
May 2008 @ 117			800,000	(13,625)
Put Options:
U.S. Treasury 10 Year Notes
February 2008 @ 112			600,000	(188)
U.S. Treasury 10 Year Notes
February 2008 @ 110			100,000	(16)
U.S. Treasury 10 Year Notes
February 2008 @ 113			300,000	(141)
U.S. Treasury 10 Year Notes
February 2008 @ 113			100,000	(78)
U.S. Treasury 10 Year Notes
May 2008 @ 116			800,000	(15,625)

(Premiums received $61,902)	(71,109)

STATEMENT OF FINANCIAL FUTURES
January 31, 2008

		Market Value
		Covered by
	Contracts	Contracts ($)	Expiration

Financial Futures Long
U.S. Treasury 10 year Notes	23	2,684,531	March 2008
U.S. Treasury 30 year Bonds	10	1,193,125	March 2008
10 Year Euro-Bond	1	172,771	March 2008
Australian 10 Year Bonds	9	798,398	March 2008
Financial Futures Short
U.S. Treasury 5 year Notes	9	(1,017,000)	March 2008
Canadian 10 Year Bonds			March 2008
British Long Gilt	5	(1,099,066)	March 2008
Japanese 10 Year Bond			March 2008

STATEMENT OF OPTIONS WRITTEN
January 31, 2008

			Face Amount
			Covered by
			Contracts ($)

Call Options:
U.S. Treasury 10 Year Notes
February 2008 @ 111			100,000
U.S. Treasury 10 Year Notes
February 2008 @ 114			300,000
U.S. Treasury 10 Year Notes
February 2008 @ 114			100,000
U.S. Treasury 10 Year Notes
February 2008 @ 113			600,000
U.S. Treasury 10 Year Notes
May 2008 @ 117			800,000
Put Options:
U.S. Treasury 10 Year Notes
February 2008 @ 112			600,000
U.S. Treasury 10 Year Notes
February 2008 @ 110			100,000
U.S. Treasury 10 Year Notes
February 2008 @ 113			300,000
U.S. Treasury 10 Year Notes
February 2008 @ 113			100,000
U.S. Treasury 10 Year Notes
May 2008 @ 116			800,000
(Premiums received $61,902)

Unrealized
Appreciation/
(Depreciation)
at 1/31/2008 ($)	10187	Commission	10702

13,496	13,565	(69)		13,496
22,643	22,673	(30)		22,643
4,946	4,949	(3)	(0)	4,946
8,220	8,154	(4)	70	8,220

(13,026)	(12,999)	(27)		(13,026)
32			32	32
(9,485)	(9,324)	(4)	(156)	(9,485)
(95)			(95)	(95)
26,731

	(14,169)	(137)	(149)	26,731
			529
	535	23,117
	562	3,763
	529	(149)

		26,731

Valued ($)

(5,719)
(10,031)
(2,906)
(22,781)
(13,625)
(188)
(16)
(141)
(78)
(15,625) (71,109)

At January 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2008 ($)

Purchases:
Canadian Dollar, expiring 3/19/2008	75,000	73,578	74,315	738
Canadian Dollar, expiring 3/19/2008	104,000	102,779	103,051	272
Euro, expiring 3/19/2008	48,000	70,471	70,980	509
Euro, expiring 3/19/2008	85,500	127,127	126,433	(694)
Euro, expiring 3/19/2008	85,500	127,223	126,433	(790)
Euro, expiring 3/19/2008	107,000	158,664	158,226	(438)
Euro, expiring 3/19/2008	121,000	177,126	178,929	1,802
Euro, expiring 3/19/2008	73,000	106,084	107,949	1,865
British Pound, expiring 3/19/2008	129,222	266,346	256,200	(10,146)
British Pound, expiring 3/19/2008	68,194	140,285	135,204	(5,082)
British Pound, expiring 3/19/2008	68,194	140,049	135,204	(4,846)
British Pound, expiring 3/19/2008	68,195	139,032	135,206	(3,826)
British Pound, expiring 3/19/2008	68,195	139,098	135,206	(3,892)
Japanese Yen, expiring 3/19/2008	21,991,999	207,240	207,467	227
Japanese Yen, expiring 3/19/2008	13,737,000	129,476	129,592	116
Japanese Yen, expiring 3/19/2008	11,129,000	104,560	104,988	429
New Zealand Dollar, expiring 3/19/2008	50,333	38,251	39,179	928
New Zealand Dollar, expiring 3/19/2008	55,417	41,988	43,136	1,148
New Zealand Dollar, expiring 3/19/2008	55,417	41,655	43,136	1,481
New Zealand Dollar, expiring 3/19/2008	55,417	42,632	43,136	504
New Zealand Dollar, expiring 3/19/2008	55,417	43,050	43,136	85
New Zealand Dollar, expiring 3/19/2008	83,000	62,368	64,606	2,238
				(17,373)
Sales:
Australian Dollar, expiring 3/19/2008	7,778	6,799	6,907	(108)
Australian Dollar, expiring 3/19/2008	67,222	59,268	59,698	(430)
Australian Dollar, expiring 3/19/2008	13,900	12,268	12,344	(76)
Swiss Franc, expiring 3/19/2008	56,833	52,088	52,449	(362)
Swiss Franc, expiring 3/19/2008	236,389	213,438	218,156	(4,718)
Swiss Franc, expiring 3/19/2008	118,194	105,429	109,077	(3,649)
Swiss Franc, expiring 3/19/2008	118,194	106,467	109,077	(2,611)
Swiss Franc, expiring 3/19/2008	23,500	20,926	21,687	(762)
Swiss Franc, expiring 3/19/2008	23,500	20,926	21,687	(762)
Swiss Franc, expiring 3/19/2008	118,195	105,782	109,078	(3,296)
Swiss Franc, expiring 3/19/2008	118,195	104,966	109,078	(4,112)
Swiss Franc, expiring 3/19/2008	59,000	54,012	54,449	(437)
Norwegian Krone, expiring 3/19/2008	333,167	60,903	60,688	216
Norwegian Krone, expiring 3/19/2008	551,944	100,703	101,146	(443)
Norwegian Krone, expiring 3/19/2008	275,972	49,823	50,573	(749)
Norwegian Krone, expiring 3/19/2008	275,972	50,071	50,573	(502)
Norwegian Krone, expiring 3/19/2008	275,973	50,706	50,573	133
Norwegian Krone, expiring 3/19/2008	275,973	50,671	50,573	98
Norwegian Krone, expiring 3/19/2008	257,500	48,732	47,188	1,544
Norwegian Krone, expiring 3/19/2008	257,500	48,766	47,188	1,578
Norwegian Krone, expiring 3/19/2008	304,000	55,972	55,709	263
Swedish Krona, expiring 3/19/2008	126,833	20,289	19,792	497
Swedish Krona, expiring 3/19/2008	211,389	33,545	32,987	558
Swedish Krona, expiring 3/19/2008	105,694	16,526	16,493	33
Swedish Krona, expiring 3/19/2008	105,694	16,577	16,493	83
Swedish Krona, expiring 3/19/2008	105,695	16,533	16,494	40

Swedish Krona, expiring 3/19/2008	105,695	16,520	16,494	27
Swedish Krona, expiring 3/19/2008	202,000	31,037	31,522	(485)
Swedish Krona, expiring 3/19/2008	202,000	30,802	31,522	(720)
				(19,152)

Total				1,779

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2008 (Unaudited)
	Principal
Bonds and Notes	Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.
5%
(proceeds $491,406)	5,000	497,891

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2008 (Unaudited)

Common Stocks--44.0%	Shares	Value ($)

Austria--.2%
Andritz	520	25,845
Erste Bank der Oesterreichischen Sparkassen	1,603	86,826
IMMOEAST	3,657 a	32,122
IMMOFINANZ	3,449	32,325
Meinl European Land	2,613 a	33,209
OMV	1,535	109,891
Raiffeisen International Bank-Holding	353	44,874
Telekom Austria	2,985	82,956
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	759	49,952
Voestalpine	1,110	68,137
Wiener Staedtische Versicherung	354	26,993
Wienerberger	726	33,468
		626,598
Belgium--.4%
AGFA-Gevaert	1,266	14,076
Bekaert	176	22,203
Belgacom	1,635	79,598
Colruyt	205	51,378
Delhaize Group	735	56,040
Dexia	4,616	111,375
Fortis	17,906	401,389
Groupe Bruxelles Lambert	738	85,385
Groupe Bruxelles Lambert (Strip)	31 a	0
InBev	1,682	137,957
KBC Groep	1,596	202,674
Mobistar	324	30,368
Solvay	597	74,807
UCB	999	48,327
Umicore	262	59,464
		1,375,041
Bermuda--.5%
Accenture, Cl. A	5,476	189,579
ACE	3,037	177,178
Axis Capital Holdings	1,327	53,133
Covidien	4,567	203,825
Everest Re Group	599	60,912
Ingersoll-Rand, Cl. A	2,798	110,577
Invesco	3,533	96,168
Marvell Technology Group	4,683 a	55,587
Nabors Industries	2,650 a	72,133
PartnerRe	460	36,469
RenaissanceRe Holdings	560	31,914
Tyco Electronics	4,577	154,748
Tyco International	4,562	179,560
Weatherford International	3,113 a	192,414
XL Capital, Cl. A	1,629	73,305
		1,687,502

Canada--.0%
Tim Hortons	1,906	65,281
Cayman Islands--.2%
Garmin	1,111	80,158
Seagate Technology	5,056	102,485
Transocean	2,858	350,390
		533,033
Denmark--.3%
AP Moller - Maersk, Cl. B	11	108,367
Carlsberg, Cl. B	329	34,609
Coloplast, Cl. B	271	22,312
Danisco	417	27,853
Danske Bank	3,463	123,537
DSV	2,023	38,830
FLSmidth & Co.	523	46,490
GN Store Nord	1,864 a	10,119
Jyske Bank	547 a	35,097
NKT Holding	293	22,089
Novo Nordisk, Cl. B	4,252	265,979
Novozymes, Cl. B	471	36,653
Sydbank	599	21,607
Topdanmark	179 a	26,669
TrygVesta	274	19,784
Vestas Wind Systems	1,717 a	165,791
William Demant Holding	266 a	17,970
		1,023,756
Finland--.7%
Amer Sports, Cl. A	1,079	20,691
Elisa	1,470	41,505
Fortum	3,962	159,582
Kesko, Cl. B	671	34,168
Kone, Cl. B	781	52,001
Konecranes	778	23,551
Metso	1,241	58,037
Neste Oil	1,236	39,374
Nokia	35,668	1,306,402
Nokian Renkaat	1,056	35,736
OKO Bank, Cl. A	1,013	18,088
Orion, Cl. B	929	20,802
Outokumpu	1,157	36,354
Rautaruukki	854	35,168
Sampo, Cl. A	3,880	100,938
Sanoma-WSOY	938	24,389
Stora Enso, Cl. R	5,146	71,206
Tietoenator	832	15,450
UPM-Kymmene	4,546	85,711
Uponor	717	17,675
Wartsila, Cl. B	661	42,147
YIT	1,350	28,396
		2,267,371
Greece--.3%
Alpha Bank	3,490	115,555
Coca-Cola Hellenic Bottling	1,601	66,829

Cosmote Mobile Communications	1,200	45,906
EFG Eurobank Ergasias	2,996	84,255
Hellenic Petroleum	1,214	18,409
Hellenic Telecommunications Organization	3,434	106,922
National Bank of Greece	3,714	226,570
OPAP	2,079	72,405
Piraeus Bank	3,072	98,665
Public Power	1,195	57,072
Titan Cement	488	22,154
		914,742
Ireland--.2%
Allied Irish Banks	7,584	166,888
Anglo Irish Bank	1,720	23,901
Bank of Ireland	3,626	52,693
Bank of Ireland	5,127	74,465
CRH	5,031	186,399
DCC	1,007	27,796
Elan	4,174 a	104,596
IAWS Group	1,393	28,260
Kerry Group, Cl. A	1,517	40,568
Kingspan Group	1,552	21,525
		727,091
Japan--7.0%
77 Bank	4,000	24,972
Acom	870	21,859
Advantest	1,600	35,212
Aeon	5,900	71,565
Aiful	1,150	23,347
Aisin Seiki	1,800	72,860
Ajinomoto	6,000	64,582
All Nippon Airways	8,000	31,966
Alps Electric	2,900	33,451
Amada	3,000	25,715
Aoyama Trading	600	13,558
Asahi Breweries	4,100	73,080
Asahi Glass	9,000	112,228
Asatsu-DK	800	24,520
Ashai Kasei	10,000	61,063
Astellas Pharma	4,900	212,286
Bank of Kyoto	3,000	35,799
Bank of Yokohama	11,000	71,964
Benesse	800	33,402
Bridgestone	5,700	96,767
Canon	9,600	414,426
Casio Computer	2,900	31,008
Central Japan Railway	14	129,557
Chiba Bank	8,000	59,438
Chiyoda	2,000	23,250
Chubu Electric Power	6,100	154,440
Chugai Pharmaceutical	2,800	37,037
Chuo Mitsui Trust Holdings	7,000	48,169
Circle K Sunkus	1,100	15,923
Citizen Holdings	3,800	34,919

COMSYS Holdings	3,000	25,854
Credit Saison	1,900	56,313
CSK HOLDINGS	700	19,091
Dai Nippon Printing	6,000	86,823
Daicel Chemical Industries	3,000	16,812
Daido Steel	5,000	33,215
Daifuku	1,000	13,558
Daiichi Sankyo	6,400	192,167
Daikin Industries	2,400	107,908
Dainippon Ink and Chemicals	8,000	35,724
Daito Trust Construction	800	43,056
Daiwa House Industry	4,000	55,852
Daiwa Securities Group	13,000	114,992
Denki Kagaku Kogyo	8,000	32,887
Denso	4,300	155,511
Dentsu	20	46,714
Dowa Holdings	3,000	20,169
East Japan Railway	31	256,116
Eisai	2,300	94,651
Electric Power Development	1,500	54,017
Elpida Memory	1,000 a	35,366
FamilyMart	1,200	35,654
Fanuc	1,700	149,650
Fast Retailing	500	37,086
Fuji Electric Holdings	7,000	23,484
FUJIFILM Holdings	4,500	176,464
Fujikura	5,000	24,410
Fujitsu	17,000	110,097
Fukuoka Financial Group	8,000	48,613
Furukawa Electric	6,000	24,091
Glory	1,100	22,499
Gunma Bank	5,000	34,585
Hankyu Hashin Holdings	12,000	55,686
Haseko	10,500 a	17,823
Hirose Electric	300	30,494
Hitachi	31,000	232,524
Hitachi Construction Machinery	1,200	27,904
Hokkaido Electric Power	2,000	43,796
Hokuhoku Financial Group	12,000	37,196
Honda Motor	14,100	444,945
HOYA	3,900	106,331
Ibiden	1,200	77,644
IHI CORPORATION	12,000	24,244
INPEX Holdings	8	74,961
Isetan	1,900	22,188
Itochu	14,000	128,451
J Front Retailing	4,200 a	27,034
Jafco	600	21,498
Japan Real Estate Investment	5	59,001
Japan Retail Fund Investment	4	25,223
Japan Steel Works	4,000	58,574
Japan Tobacco	41	218,412
JFE Holdings	5,200	240,689

JGC	2,000	33,318
Joyo Bank	7,000	39,980
JS Group	2,400	41,774
JSR	1,700	39,496
JTEKT	1,700	28,320
Kajima	9,000	28,795
Kaneka	3,000	22,311
Kansai Electric Power	6,900	172,691
Kao	5,000	151,707
Kawasaki Heavy Industries	13,000	32,723
Kawasaki Kisen Kaisha	5,000	48,403
KDDI	23	155,552
Keihin Electric Express Railway	6,000	40,486
Keio	7,000	41,313
Keyence	300	63,940
Kintetsu	18,000	60,804
Kirin Holdings Company,Limited	8,000	128,414
Kobe Steel	24,000	80,330
Kokuyo	2,000	16,386
Komatsu	8,000	193,150
Konami	1,200	36,163
Konica Minolta Holdings	4,500	72,255
Kubota	10,000	72,072
Kuraray	3,500	41,759
Kurita Water Industries	1,600	51,735
Kyocera	1,500	119,854
Kyowa Hakko Kogyo	2,371	23,854
Kyushu Electric Power	3,500	88,612
Leopalace21	1,300	31,407
Makita	1,200	44,584
Marubeni	15,000	102,995
Marui Group	3,200	28,066
Matsushita Electric Industrial	18,000	384,794
Matsushita Electric Works	3,000	31,525
Mediceo Paltac Holdings	1,800	29,844
Meiji Dairies	4,000	21,508
Meitec	800	23,186
Millea Holdings	6,600	252,031
Minebea	5,000	26,663
Mitsubishi	12,300	322,459
Mitsubishi Chemical Holdings	10,000	72,701
Mitsubishi Electric	18,000	167,803
Mitsubishi Estate	11,000	292,604
Mitsubishi Gas Chemical	4,000	37,484
Mitsubishi Heavy Industries	29,000	118,934
Mitsubishi Materials	10,000	40,905
Mitsubishi Rayon	5,000	20,019
Mitsubishi Tanabe Pharma Corporation	3,000	36,458
Mitsubishi UFJ Financial Group	78,560	778,229
Mitsui & Co.	15,000	308,807
Mitsui Chemicals	6,000	40,188
Mitsui Engineering & Shipbuilding	9,000	29,880
Mitsui Fudosan	8,000	183,406

Mitsui Mining & Smelting	6,000	22,559
Mitsui OSK Lines	10,000	121,996
Mitsui Sumitomo Insurance	11,000	113,532
Mitsukoshi	7,000	27,623
Mizuho Financial Group	90	426,638
Murata Manufacturing	2,000	99,696
Namco Bandai Holdings	2,300	31,926
NEC	19,000	78,091
NGK Insulators	3,000	77,516
NGK Spark Plug	2,000	34,847
Nidec	1,100	72,637
Nikon	3,000	84,151
Nintendo	900	449,996
Nippon Building Fund	5	58,714
Nippon Electric Glass	3,000	44,789
Nippon Express	8,000	43,159
Nippon Light Metal	8,000	13,872
Nippon Meat Packers	3,000	33,830
Nippon Mining Holdings	8,000	46,968
Nippon Oil	12,000	81,254
Nippon Paper Group	9	21,056
Nippon Sheet Glass	6,000	27,434
Nippon Steel	52,000	312,743
Nippon Telegraph & Telephone	47	224,967
Nippon Yusen	10,000	81,700
Nishi-Nippon City Bank	7,000	18,858
Nissan Chemical Industries	3,000	36,964
Nissan Motor	20,600	197,748
Nisshin Steel	8,000	26,321
Nissin Food Products	1,000	33,375
Nitto Denko	1,500	73,360
Nomura Holdings	16,200	237,569
Nomura Real Estate Office Fund	3	24,330
Nomura Research Institute	1,200	31,711
NSK	4,000	34,879
NTN	4,000	28,967
NTT Data	12	53,111
NTT DoCoMo	147	231,332
Obayashi	6,000	34,137
Odakyu Electric Railway	8,000	52,868
OJI Paper	7,000	29,854
OKUMA	2,000	17,746
Olympus	2,000	67,057
Omron	2,100	43,409
Oriental Land	700	41,520
ORIX	860	146,372
Osaka Gas	20,000	76,529
Promise	950	31,254
Rakuten	69 a	29,588
Resona Holdings	53	83,979
Ricoh	6,000	93,721
Rohm	1,000	73,696
Ryohin Keikaku	500	30,687

Sankyo	700	37,364
Sanwa Holdings	3,000	14,421
Sanyo Electric	20,000 a	26,746
Sapporo Hokuyo Holdings	4	33,267
SBI Holdings	86	19,909
Secom	2,000	102,278
Sega Sammy Holdings	2,100	24,462
Seiko Epson	1,300	31,971
Sekisui Chemical	4,000	26,182
Sekisui House	4,000	44,277
Seven & I Holdings	7,200	178,222
Sharp	9,000	155,395
Shimachu	700	19,489
Shimamura	300	24,813
Shimizu	6,000	30,753
Shin-Etsu Chemical	3,600	189,642
Shinsei Bank	12,000	54,914
Shionogi & Co.	3,000	56,378
Shiseido	3,000	70,648
Shizuoka Bank	6,000	65,865
Showa Denko	10,000	34,249
Showa Shell Sekiyu	2,900	25,365
SMC	500	55,951
Softbank	6,800	124,330
Sojitz	9,800	33,545
Sompo Japan Insurance	8,000	72,447
Sony	9,200	439,971
Stanley Electric	1,600	32,323
SUMCO	1,100	24,129
Sumitomo	9,700	134,078
Sumitomo Chemical	14,000	99,015
Sumitomo Electric Industries	6,500	96,659
Sumitomo Heavy Industries	5,000	41,302
Sumitomo Metal Industries	37,000	174,742
Sumitomo Metal Mining	5,000	84,094
Sumitomo Mitsui Financial Group	60	474,239
Sumitomo Realty & Development	4,000	98,670
Sumitomo Rubber Industries	2,900	25,444
Sumitomo Trust & Banking	12,000	76,266
Suruga Bank	2,000	23,781
Suzuken	900	32,782
Suzuki Motor	1,100	27,717
T & D Holdings	1,850	99,315
Taiheiyo Cement	9,000	19,324
Taisei	9,000	26,444
Taisho Pharmaceutical	2,000	41,447
Taiyo Nippon Sanso	4,000	38,106
Taiyo Yuden	2,000	23,452
Takara Holdings	3,000	17,539
Takashimaya	3,000	31,971
Takeda Pharmaceutical	7,500	455,565
Takefuji	1,330	37,716
TDK	1,200	76,679

Teijin	8,000	31,575
Terumo	1,600	87,040
THK	1,300	25,846
Tobu Railway	9,000	43,802
Tohoku Electric Power	4,000	94,455
Tokai Rika	800	24,262
Tokuyama	2,000	14,310
Tokyo Electric Power	11,000	285,737
Tokyo Electron	1,600	95,919
Tokyo Gas	21,000	97,874
Tokyo Tatemono	3,000	25,315
Tokyu	11,000	68,454
Tokyu Land	4,000	32,249
TonenGeneral Sekiyu	4,000	34,527
Toppan Printing	6,000	60,081
Toray Industries	12,000	81,284
Toshiba	28,000	189,451
Tosoh	6,000	25,097
TOTO	3,000	23,920
Toyo Seikan Kaisha	1,800	32,720
Toyota Industries	1,700	66,298
Toyota Motor	24,400	1,327,926
Toyota Tsusho	2,200	51,625
Trend Micro	1,500 a	53,994
Ube Industries	10,000	31,281
Uni-Charm	600	39,836
UNY	3,000	23,756
West Japan Railway	16	77,302
Yahoo! Japan	152	58,224
Yakult Honsha	1,300	35,231
Yamada Denki	800	85,471
Yamaha	1,900	39,179
Yamaha Motor	1,800	40,708
Yamato Holdings	4,000	55,624
Yaskawa Electric	3,000	32,269
Yokogawa Electric	2,500	24,243
Zeon	3,000	17,984
		23,852,245
Luxembourg--.0%
Oriflame Cosmetics	490	26,570
New Zealand--.0%
Auckland International Airport	19,141	41,631
Fletcher Building	5,808	46,122
Sky City Entertainment Group	7,889	27,091
Telecom of New Zealand	14,019	44,181
		159,025
Norway--.3%
Acergy	1,852	33,511
Aker Kvaerner	1,785	33,132
DNB NOR	6,638	86,180
Frontline	598	25,189
Marine Harvest	24,155 a	12,883
Norsk Hydro	7,636	90,972

Orkla	7,958	104,538
Petroleum Geo-Services	1,588	34,055
Prosafe Se	2,146	30,718
Renewable Energy	600 a	15,591
Schibsted	645	19,517
SeaDrill	2,638 a	54,828
StatoilHydro	11,455	297,799
Storebrand	4,930	40,079
Telenor	7,659 a	157,575
TGS Nopec Geophysical	1,149 a	14,147
Yara International	1,930	92,784
		1,143,498
Panama--.0%
McDermott International	2,074 a	97,851
Portugal--.1%
Banco BPI	2,091	10,310
Banco Comercial Portugues, Cl. R	21,481	66,558
Banco Espirito Santo	2,213	38,627
Brisa-Auto Estradas de Portugal	3,020	44,615
Energias de Portugal	18,932	120,253
Portugal Telecom	6,626	85,071
PT Multimedia Servicos	933	12,390
Sonae	11,813	22,169
		399,993
Singapore--.4%
Ascendas Real Estate Investment Trust	14,000	21,434
Capitacommercial Trust	14,000	20,545
CapitaLand	16,000	67,262
CapitaMall Trust	14,000	29,237
City Developments	6,000	48,268
ComfortDelgro	21,000	23,560
DBS Group Holdings	10,000	125,213
Flextronics International	7,582 a	88,709
Fraser & Neave	4,000	13,659
Keppel	11,000	89,906
Keppel Land	5,000	22,092
Oversea-Chinese Banking	23,000	122,040
SembCorp Industries	10,000	32,932
Singapore Airlines	6,866	75,595
Singapore Exchange	9,000	63,007
Singapore Press Holdings	16,000	49,790
Singapore Technologies Engineering	15,000	35,742
Singapore Telecommunications	70,000	181,818
United Overseas Bank	11,000	136,162
Venture	4,000	29,563
		1,276,534
Sweden--.7%
Alfa Laval	931	49,800
Assa Abloy, Cl. B	2,921	50,695
Atlas Copco, Cl. A	5,995	85,411
Atlas Copco, Cl. B	4,341	56,769
Boliden	2,756	24,656
Castellum	1,765	19,789

Electrolux, Ser. B	2,817	43,914
Elekta, Cl. B	960	15,640
Eniro	2,015	16,596
Fabege	1,563	14,937
Getinge, Cl. B	1,644	38,207
Hennes & Mauritz, Cl. B	4,206	226,594
Holmen, Cl. B	391	12,991
Husqvarna, Cl. B	3,063	31,069
Kungsleden	1,530	16,504
Lundin Petroleum	2,300 a	22,621
Modern Times Group, Cl. B	516	30,920
Nobia	1,743	12,174
Nordea Bank	18,018	242,513
OMX	955	39,323
Sandvik	8,746	125,327
Scania, Cl. B	1,178	24,221
Securitas, Cl. B	3,280	39,851
Skandinaviska Enskilda Banken, Cl. A	4,008	90,396
Skanska, Cl. B	3,655	62,318
SKF, Cl. B	4,010	71,505
Ssab Svenskt Stal, Ser. A	2,633	68,936
Svenska Cellulosa, Cl. B	4,404	70,389
Svenska Handelsbanken, Cl. A	4,023	112,028
Swedish Match	2,100	46,161
Tele2, Cl. B	3,036	61,602
Telefonaktiebolaget LM Ericsson, Cl. B	131,201	295,596
TeliaSonera	19,836	174,638
Trelleborg, Cl. B	1,024	18,496
Volvo, Cl. A	4,354	57,954
Volvo, Cl. B	9,641	128,059
		2,498,600
United Kingdom--.0%
Willis Group Holdings	1,220	42,992
United States--32.7%
3M	6,135	488,653
Abbott Laboratories	14,091	793,323
Abercrombie & Fitch, Cl. A	830	66,142
Activision	2,588 a	66,951
ADC Telecommunications	1,195 a	17,674
Adobe Systems	5,419 a	189,286
Advance Auto Parts	850	30,328
Advanced Micro Devices	5,212 a	39,819
AES	6,213 a	118,544
Aetna	4,719	251,334
Affiliated Computer Services, Cl. A	740 a	36,075
Aflac	4,505	276,291
Agilent Technologies	3,749 a	127,128
Air Products & Chemicals	2,002	180,220
Akamai Technologies	1,395 a	42,129
Alcoa	7,996	264,667
Allegheny Energy	712	39,010
Allegheny Technologies	861	60,614
Allergan	1,345	90,370

Alliance Data Systems	680 a	34,388
Alliant Energy	930	34,317
Allied Capital	1,230	27,220
Allstate	5,069	249,749
Altera	3,342	56,446
Altria Group	18,989	1,439,746
Amazon.com	2,830 a	219,891
AMB Property	1,008	51,005
Ambac Financial Group	1,022	11,977
Ameren	1,936	86,752
American Capital Strategies	1,629	57,292
American Eagle Outfitters	1,610	37,078
American Electric Power	3,690	158,043
American Express	9,618	474,359
American International Group	19,672	1,085,107
American Tower, Cl. A	3,870 a	145,241
Ameriprise Financial	2,185	120,852
AmerisourceBergen	1,799	83,923
Amgen	9,842 a	458,538
Amphenol, Cl. A	1,695	67,698
Amylin Pharmaceuticals	1,050 a	31,132
Anadarko Petroleum	4,277	250,589
Analog Devices	3,053	86,583
Anheuser-Busch	6,777	315,266
AON	2,465	107,276
Apache	3,048	290,901
Apartment Investment & Management, Cl. A	770	30,522
Apollo Group, Cl. A	1,381 a	110,121
Apple	7,844 a	1,061,763
Applera - Applied Biosystems Group	1,870	58,961
Applied Materials	12,724	228,014
Aqua America	1,317	26,247
Arch Coal	1,130	49,720
Archer-Daniels-Midland	5,434	239,368
Arrow Electronics	990 a	33,878
Associated Banc-Corp	990	27,898
Assurant	439	28,487
AT & T	55,029	2,118,066
Autodesk	2,148 a	88,390
Automatic Data Processing	4,857	197,048
AutoNation	1,270 a	20,676
AutoZone	380 a	45,934
AvalonBay Communities	747	70,181
Avery Dennison	770	39,901
Avnet	1,424 a	50,709
Avon Products	4,069	142,496
Baker Hughes	2,949	191,479
Ball	740	33,959
Bank of America	40,022	1,774,976
Barr Pharmaceuticals	876 a	45,718
Baxter International	5,986	363,590
BB & T	5,008	181,690
BEA Systems	3,150 a	58,874

Bear Stearns Cos.	472	42,622
Beckman Coulter	500	33,250
Becton, Dickinson & Co.	2,265	195,990
Bed Bath & Beyond	2,599 a	83,792
Best Buy	3,768	183,916
Biogen Idec	2,653 a	161,700
BJ Services	2,770	60,248
Black & Decker	683	49,545
BMC Software	1,909 a	61,164
Boeing	6,737	560,384
Boston Properties	1,108	101,847
Boston Scientific	12,355 a	149,866
Bristol-Myers Squibb	18,031	418,139
Broadcom, Cl. A	4,339 a	95,805
Broadridge Financial Solutions	1,401	30,346
Brown & Brown	1,186	26,697
Brown-Forman, Cl. B	430	27,081
Brunswick	930	17,661
Bunge	1,126	133,397
Burlington Northern Santa Fe	3,278	283,613
C.H. Robinson Worldwide	696	38,656
C.R. Bard	973	93,963
CA	3,956	87,151
Cablevision Systems (NY Group), Cl. A	2,170 a	50,952
Cadence Design Systems	2,654 a	26,938
Camden Property Trust	460	22,701
Cameron International	2,062 a	83,016
Campbell Soup	2,204	69,668
Capital One Financial	3,825	209,648
Cardinal Health	3,341	193,678
Career Education	953 a	20,718
Carmax	1,720 a	38,356
Carnival	4,030	179,295
Caterpillar	5,872	417,734
CB Richard Ellis Group, Cl. A	1,966 a	38,160
CBS, Cl. B	5,900	148,621
Celanese, Ser. A	1,152	42,831
Celgene	3,500 a	196,385
CenterPoint Energy	2,380	38,104
Centex	950	26,391
Cephalon	638 a	41,872
Charles River Laboratories International	550 a	34,155
Charles Schwab	9,030	201,369
Chesapeake Energy	4,062	151,228
Chevron	19,244	1,626,118
ChoicePoint	650 a	21,639
Chubb	3,708	192,037
CIGNA	2,615	128,553
Cimarex Energy	680	27,751
Cincinnati Financial	1,467	56,538
Cintas	1,110	36,430
Cisco Systems	54,793 a	1,342,429
CIT Group	1,914	53,515

Citigroup	46,409	1,309,662
Citrix Systems	1,710 a	59,200
Clear Channel Communications	4,369	134,172
Clorox	1,426	87,442
CME Group	433	267,984
Coach	3,438 a	110,188
Coca-Cola	18,790	1,111,804
Coca-Cola Enterprises	1,154	26,623
Cognizant Technology Solutions, Cl. A	2,684 a	74,884
Colgate-Palmolive	2,269	174,713
Colonial BancGroup	1,230	19,311
Comcast, Cl. A	18,025 a	327,334
Comcast, Cl. A (Special)	9,536 a	171,553
Comerica	1,470	64,121
Commerce Bancorp	1,724	65,702
Computer Sciences	1,624 a	68,728
ConAgra Foods	4,643	99,964
ConocoPhillips	6,953	558,465
Consol Energy	1,714	125,122
Consolidated Edison	2,521	109,865
Constellation Brands, Cl. A	1,690 a	35,321
Constellation Energy Group	1,674	157,289
Cooper Cos.	456	17,957
Cooper Industries, Cl. A	1,747	77,811
Corning	14,441	347,595
Costco Wholesale	4,113	279,437
Countrywide Financial	5,537	38,538
Covance	520 a	43,243
Coventry Health Care	1,467 a	83,003
Crown Castle International	2,530 a	91,561
CSX	4,047	196,199
Cummins	1,844	89,028
CVS Caremark	13,409	523,890
D.R. Horton	2,190	37,778
Danaher	2,286	170,193
Darden Restaurants	1,070	30,302
DaVita	1,000 a	53,350
Dean Foods	1,080	30,240
Deere & Co.	4,172	366,135
Dell	19,770 a	396,191
Denbury Resources	1,940 a	49,082
Dentsply International	1,160	47,920
Developers Diversified Realty	1,183	48,680
Devon Energy	3,885	330,147
Diamond Offshore Drilling	654	73,856
DIRECTV Group	6,798 a	153,499
Discover Financial Services	4,488	78,540
Discovery Holding, Cl. A	2,536 a	58,886
DISH Network, Cl. A	1,952 a	55,124
Dominion Resources	5,366	230,738
Domtar	4,030 a	32,522
Dover	1,915	77,289
Dow Chemical	8,750	338,275

DST Systems	430 a	30,745
DTE Energy	1,658	70,714
Duke Energy	11,617	216,773
Duke Realty	1,387	32,789
Dun & Bradstreet	480	44,150
Dynergy, Cl. A	4,765 a	33,450
E*TRADE FINANCIAL	3,380 a	16,799
E.I. du Pont de Nemours & Co.	8,474	382,855
E.W. Scripps, Cl. A	346	14,089
Eastman Chemical	722	47,703
Eastman Kodak	2,716	54,130
Eaton	1,361	112,636
eBay	10,013 a	269,250
EchoStar, Cl. A	390 a	11,396
Ecolab	1,742	84,052
Edison International	2,868	149,595
El Paso	6,533	107,664
Electronic Arts	2,884 a	136,615
Electronic Data Systems	4,754	95,555
Eli Lilly & Co.	9,349	481,660
Embarq	1,423	64,462
EMC	19,254 a	305,561
Emerson Electric	7,299	371,081
Energizer Holdings	430 a	40,257
Energy East	1,280	32,320
ENSCO International	1,405	71,824
Entergy	1,822	197,104
EOG Resources	2,264	198,100
Equifax	1,170	43,395
Equitable Resources	1,101	61,381
Equity Residential	2,710	101,381
Estee Lauder, Cl. A	940	39,668
Exelon	6,167	469,864
Expedia	1,806 a	41,574
Expeditors International Washington	1,996	94,391
Express Scripts	1,987 a	134,103
Exterran Holdings	591 a	38,557
Exxon Mobil	50,224	4,339,354
Family Dollar Stores	1,160	24,395
Fannie Mae	8,929	302,336
Fastenal	1,225	49,502
Federal Realty Investment Trust	440	32,472
FedEx	2,690	251,461
Fidelity National Financial, Cl. A	1,610	31,701
Fidelity National Information Services	1,814	77,004
Fifth Third Bancorp	4,588	124,335
First American	660	28,743
First Horizon National	1,000	21,670
First Solar	383 a	69,618
FirstEnergy	2,818	200,698
Fiserv	1,503 a	77,209
Fluor	821	99,891
FMC Technologies	1,080 a	52,013

Ford Motor	15,555 a	103,285
Forest City Enterprises, Cl. A	500	19,925
Forest Laboratories	1,364 a	54,246
Forestar Real Estate Group	337 a	7,697
Fortune Brands	1,424	99,566
Foster Wheeler	1,322 a	90,517
FPL Group	3,561	229,613
Franklin Resources	1,613	168,123
Freddie Mac	6,073	184,558
Freeport-McMoRan Copper & Gold	3,499	311,516
GameStop, Cl. A	1,250 a	64,663
Gannett	2,197	81,289
Gap	5,344	102,177
Genentech	4,354 a	305,607
General Dynamics	3,168	267,569
General Electric	92,761	3,284,667
General Growth Properties	2,057	75,122
General Mills	3,031	165,523
General Motors	4,195	118,760
Genuine Parts	1,604	70,464
Genworth Financial, Cl. A	4,047	98,504
Genzyme	2,446 a	191,106
Gilead Sciences	8,577 a	391,883
Goldman Sachs Group	3,295	661,537
Goodrich	505	31,588
Goodyear Tire & Rubber	1,626 a	40,926
Google, Cl. A	2,101 a	1,185,594
Grant Prideco	1,209 a	60,184
Guaranty Financial Group	337 a	4,684
H & R Block	3,061	58,985
H.J. Heinz	3,018	128,446
Halliburton	8,099	268,644
Hanesbrands	970 a	24,842
Hansen Natural	565 a	21,786
Harley-Davidson	2,400	97,392
Harman International Industries	641	29,851
Harris	582	31,830
Harsco	680	38,706
Hartford Financial Services Group	2,914	235,364
Hasbro	1,210	31,424
HCP	1,953	59,391
Health Management Associates, Cl. A	1,086	5,854
Health Net	900 a	41,841
Hershey	1,510	54,662
Hertz Global Holdings	1,100 a	16,412
Hess	2,643	240,064
Hewlett-Packard	23,632	1,033,900
Hillenbrand Industries	480	24,826
Hologic	1,048 a	67,449
Home Depot	15,443	473,637
Honeywell International	6,461	381,651
Hospira	1,490 a	61,254
Host Hotels & Resorts	4,871	81,541

Hudson City Bancorp	4,879	79,918
Humana	730 a	58,619
Huntington Bancshares	3,304	44,439
Huntsman	1,308	31,706
IAC/InterActiveCorp	1,560 a	40,466
Idearc	1,170	19,024
Illinois Tool Works	4,359	219,694
IMS Health	1,873	44,746
Intel	52,679	1,116,795
IntercontinentalExchange	530 a	74,179
International Business Machines	12,270	1,317,062
International Flavors & Fragrances	650	27,697
International Game Technology	3,090	131,850
International Paper	3,844	123,969
Interpublic Group of Cos.	4,897 a	43,730
Intersil, Cl. A	1,120	25,794
Intuit	2,999 a	92,039
Intuitive Surgical	333 a	84,582
Invitrogen	390 a	33,411
Iron Mountain	1,930 a	66,373
iStar Financial	980	26,146
ITT	1,612	95,801
J.C. Penney	1,997	94,678
Jabil Circuit	1,550	20,538
Jacobs Engineering Group	1,119 a	85,536
Janus Capital Group	1,530	41,325
JDS Uniphase	2,045 a	21,288
Johnson & Johnson	26,111	1,651,782
Johnson Controls	5,462	193,191
Joy Global	920	58,006
JPMorgan Chase & Co.	30,525	1,451,464
Juniper Networks	4,472 a	121,415
KBR	1,467 a	46,343
Kellogg	2,585	123,822
KeyCorp	3,653	95,526
Kimberly-Clark	3,880	254,722
Kimco Realty	2,123	76,025
KLA-Tencor	1,793	74,912
Kohl's	2,825 a	128,933
Kraft Foods, Cl. A	14,256	417,131
Kroger	6,241	158,833
L-3 Communications Holdings	1,166	129,228
Laboratory Corp. of America Holdings	1,105 a	81,637
Lam Research	1,354 a	51,980
Lamar Advertising, Cl. A	650	28,028
Las Vegas Sands	991 a	86,881
Lear	708 a	20,787
Legg Mason	1,232	88,704
Leggett & Platt	1,430	27,199
Lehman Brothers Holdings	4,168	267,461
Lennar, Cl. A	1,020	21,012
Leucadia National	1,533	67,713
Level 3 Communications	14,483 a	49,822

Lexmark International, Cl. A	790 a	28,606
Liberty Global, Cl. A	1,480 a	59,807
Liberty Global, Ser. C	1,758 a	65,398
Liberty Media-Capital, Ser. A	1,142 a	122,902
Liberty Media-Interactive, Cl. A	5,798 a	92,246
Liberty Property Trust	730	23,440
Limited Brands	3,396	64,830
Lincare Holdings	760 a	25,392
Lincoln National	2,508	136,335
Linear Technology	2,310	63,918
Liz Claiborne	840	18,388
Lockheed Martin	3,186	343,833
Loews	1,882	87,871
Loews - Carolina Group	463	38,026
Lowe's Cos.	13,819	365,374
LSI	7,883 a	41,149
M & T Bank	616	56,530
Macerich	682	46,628
Macy's	4,080	112,771
Manitowoc	1,079	41,131
Manpower	865	48,665
Marathon Oil	6,299	295,108
Marriott International, Cl. A	3,228	116,079
Marsh & McLennan Cos.	5,161	142,444
Marshall & Ilsley	2,181	60,850
Martin Marietta Materials	350	42,952
Masco	3,701	84,864
Massey Energy	856	31,826
MasterCard, Cl. A	634	131,238
Mattel	3,694	77,611
MBIA	1,233	19,112
McAfee	1,379 a	46,417
McClatchy, Cl. A	250	2,693
McCormick & Co.	940	31,697
McDonald's	10,752	575,770
McGraw-Hill	3,177	135,849
McKesson	2,756	173,049
MeadWestvaco	1,768	49,504
Medco Health Solutions	4,944 a	247,596
Medtronic	10,302	479,764
MEMC Electronic Materials	2,087 a	149,137
Merck & Co.	19,575	905,931
Merrill Lynch & Co.	7,575	427,230
MetLife	6,799	400,937
Metropcs Communications	1,426 a	25,768
MGM MIRAGE	1,192 a	87,278
Microchip Technology	2,061	65,767
Micron Technology	7,134 a	50,152
Microsoft	76,196	2,483,990
Millennium Pharmaceuticals	3,178 a	48,210
Millipore	430 a	30,165
Mirant	2,395 a	88,232
Mohawk Industries	419 a	33,486

Molson Coors Brewing, Cl. B	565	25,239
Monsanto	4,992	561,300
Monster Worldwide	940 a	26,179
Moody's	2,030	71,030
Morgan Stanley	8,687	429,398
Mosaic	1,457 a	132,602
Motorola	21,240	244,897
Murphy Oil	776	57,067
National City	5,583	99,322
National Oilwell Varco	3,274 a	197,193
National Semiconductor	2,953	54,424
Nationwide Financial Services, Cl. A	234	10,336
NAVTEQ	978 a	72,274
Network Appliance	3,480 a	80,806
New York Community Bancorp	2,784	51,643
Newell Rubbermaid	2,630	63,436
Newfield Exploration	1,238 a	61,751
Newmont Mining	4,170	226,598
News, Cl. A	16,864	318,730
News, Cl. B	3,800	73,872
NII Holdings	1,524 a	65,014
NIKE, Cl. B	3,402	210,108
NiSource	2,180	41,398
Noble	2,497	109,293
Noble Energy	1,561	113,297
Nordstrom	828	32,209
Norfolk Southern	3,636	197,762
Northern Trust	1,838	134,836
Northrop Grumman	3,022	239,826
Novellus Systems	1,010 a	23,998
NRG Energy	973 a	37,548
Nucor	2,796	161,609
NVIDIA	4,786 a	117,688
Nymex Holdings	817	93,955
NYSE Euronext	1,190	93,594
Occidental Petroleum	7,643	518,730
Office Depot	2,622 a	38,884
Old Republic International	1,770	26,426
Omnicare	980	21,697
Omnicom Group	3,069	139,241
Oracle	36,976 a	759,857
Oshkosh Truck	600	27,456
Owens-Illinois	1,471 a	74,138
Paccar	3,273	153,569
Pactiv	1,070 a	30,613
Pall	980	36,152
Parker Hannifin	1,620	109,528
Patterson Cos.	900 a	28,836
Patterson-UTI Energy	1,270	24,867
Paychex	3,197	104,606
PDL BioPharma	950 a	14,184
Peabody Energy	2,468	133,321
Pentair	780	24,773

People's United Financial	3,105	52,443
Pepco Holdings	1,530	38,954
Pepsi Bottling Group	583	20,318
PepsiCo	14,583	994,415
PetSmart	1,090	24,928
Pfizer	62,524	1,462,436
PG & E	3,311	135,883
Pinnacle West Capital	810	31,120
Pioneer Natural Resources	1,265	53,004
Pitney Bowes	2,059	75,565
Plains Exploration & Production	971 a	47,229
Plum Creek Timber	1,669	69,681
PNC Financial Services Group	3,182	208,803
Polo Ralph Lauren	480	29,083
PPG Industries	1,530	101,118
PPL	3,573	174,791
Praxair	2,938	237,714
Precision Castparts	606	68,963
Pride International	1,582 a	50,165
Principal Financial Group	2,482	147,952
Procter & Gamble	28,115	1,854,184
Progress Energy	2,288	103,349
Progressive	6,508	120,788
ProLogis	2,377	141,075
Prudential Financial	4,248	358,404
Public Service Enterprise Group	2,342	224,832
Public Storage	1,197	93,665
Pulte Homes	1,690	27,615
QLogic	1,589 a	22,723
QUALCOMM	15,257	647,202
Quest Diagnostics	1,538	75,854
Questar	1,621	82,525
Qwest Communications International	14,611	85,913
R.R. Donnelley & Sons	2,076	72,432
RadioShack	1,050	18,218
Range Resources	1,411	73,682
Raytheon	4,087	266,227
Regency Centers	550	33,787
Regions Financial	6,508	164,262
Reliant Energy	3,215 a	68,383
Republic Services	1,962	58,860
Reynolds American	766	48,511
Robert Half International	1,270	35,281
Rockwell Automation	1,402	79,942
Rockwell Collins	1,560	98,592
Rohm & Haas	1,332	71,062
Roper Industries	700	39,144
Ross Stores	1,130	32,940
Rowan Cos.	890	30,296
Royal Caribbean Cruises	1,261	50,793
Safeco	1,010	53,904
Safeway	4,103	127,152
Salesforce.com	802 a	41,929

SanDisk	2,129 a	54,183
Sanmina-SCI	2,430 a	3,815
Sara Lee	6,850	96,311
SCANA	890	33,188
Schering-Plough	6,667	130,473
Schlumberger	10,770	812,704
Sealed Air	1,290	33,734
Sears Holdings	789 a	87,177
SEI Investments	1,251	34,653
Sempra Energy	2,329	130,191
Sherwin-Williams	1,062	60,757
Sigma-Aldrich	1,330	66,048
Simon Property Group	2,061	184,212
Sirius Satellite Radio	11,260 a	36,032
SL Green Realty	563	52,252
SLM	3,803	82,715
Smith International	1,864	101,047
Smurfit-Stone Container	2,090 a	19,834
Southern	6,924	251,687
Southwest Airlines	1,952	22,897
Southwestern Energy	1,608 a	89,903
Sovereign Bancorp	3,632	45,291
Spectra Energy	5,864	133,934
Sprint Nextel	25,012	263,376
SPX	460	46,276
St. Jude Medical	3,143 a	127,323
Stanley Works	600	30,816
Staples	6,636	158,866
Starbucks	6,850 a	129,534
Starwood Hotels & Resorts Worldwide	2,003	90,636
State Street	3,530	289,884
Stryker	2,647	177,270
Sun Microsystems	8,249 a	144,358
Sunoco	1,143	71,095
SunPower, Cl. A	315 a	21,763
SunTrust Banks	3,122	215,262
SUPERVALU	1,987	59,729
Symantec	3,850 a	69,031
Synopsys	1,170 a	25,763
SYSCO	5,707	165,788
T. Rowe Price Group	2,346	118,684
Target	7,278	404,511
TCF Financial	1,154	24,523
TD Ameritrade Holding	1,090 a	20,448
Telephone & Data Systems	510	26,897
Telephone & Data Systems (special shares)	514	24,878
Tellabs	3,340 a	22,779
Teradata	1,736 a	41,352
Terex	970 a	56,997
Tesoro	1,299	50,726
Texas Instruments	13,143	406,513
Textron	2,313	129,644
Thermo Fisher Scientific	3,892 a	200,399

Tiffany & Co.	1,289	51,431
Time Warner	33,761	531,398
Time Warner Cable, Cl. A	1,722 a	43,326
TJX Cos.	4,233	133,593
Toll Brothers	1,070 a	24,910
Torchmark	760	46,406
Total System Services	1,197	27,651
Trane	1,729	77,425
Travelers Cos.	6,103	293,554
Tyson Foods, Cl. A	2,621	37,349
U.S. Bancorp	15,629	530,605
UDR	1,090	24,885
Ultra Petroleum	1,427 a	98,178
Union Pacific	2,357	294,696
UnionBanCal	547	26,836
United Parcel Service, Cl. B	6,209	454,250
United States Steel	1,103	112,627
United Technologies	8,516	625,160
UnitedHealth Group	11,985	609,317
Unum Group	3,228	73,017
UST	678	35,229
Valero Energy	5,044	298,554
Varian Medical Systems	1,030 a	53,550
Ventas	1,150	50,830
VeriSign	2,290 a	77,677
Verizon Communications	26,198	1,017,530
Vertex Pharmaceuticals	1,030 a	20,971
VF	842	65,146
Viacom, Cl. B	5,524 a	214,110
Virgin Media	2,643	44,191
Vornado Realty Trust	1,268	114,627
Vulcan Materials	896	70,300
W.R. Berkley	1,587	48,023
W.W. Grainger	676	53,789
Wachovia	18,081	703,893
Wal-Mart Stores	22,255	1,132,334
Walgreen	9,159	321,572
Walt Disney	16,699	499,801
Washington Mutual	8,117	161,691
Washington Post, Cl. B	53	39,432
Waste Management	4,785	155,225
Waters	958 a	55,037
WellPoint	5,443 a	425,643
Wells Fargo & Co.	29,191	992,786
Wendy's International	780	19,048
Western Digital	1,800 a	47,610
Western Union	7,167	160,541
Weyerhaeuser	2,004	135,711
Whirlpool	747	63,577
Whole Foods Market	1,340	52,850
Williams	5,535	176,954
Williams-Sonoma	931	25,025
Windstream	1,975	22,930

Wisconsin Energy				930	42,343
Wm. Wrigley Jr.				1,800	103,374
Wyeth				12,320	490,336
Wyndham Worldwide				1,530	36,047
Wynn Resorts				528	60,709
Xcel Energy				3,844	79,917
Xerox				8,695	133,903
Xilinx				2,560	55,987
XM Satellite Radio Holdings, Cl. A				2,355 a	29,202
XTO Energy				4,250	220,745
Yahoo!				11,122 a	213,320
Yum! Brands				4,851	165,710
Zimmer Holdings				2,191 a	171,490
Zions Bancorporation				1,021	55,890
					112,092,444
Total Common Stocks
(cost $162,164,716)					150,810,167

		Coupon	Maturity	Principal
Bonds and Notes--.5%		Rate (%)	Date	Amount ($)	Value ($)

Germany
Bundesrepublik Deutschland,
Bonds, Ser. 05
(cost $1,312,475)	EUR	3.50	1/4/16	1,072,000 [b]	1,552,159

Short-Term Investments--42.9%

U.S. Government Agencies--38.6%
Federal Home Loan Bank System
4.18%, 2/27/08				20,300,000	20,238,717
Federal Home Loan Bank System
4.31%, 2/15/08				26,000,000	25,956,421
Federal Home Loan Mortgage Corp.
2.84%, 4/21/08				16,700,000	16,594,604
Federal Home Loan Mortgage Corp.,
3.58%, 4/14/08				25,000,000	24,818,514
Federal National Mortgage Association,
4.11%, 3/26/08				25,000,000	24,845,800
Federal National Mortgage Association,
4.23%, 3/19/08				20,000,000	19,889,419
					132,343,475
U.S. Treasury Bills--4.3%
2.92%, 3/20/08				14,950,000 c	14,915,421
Total Short-Term Investments
(cost $147,235,235)					147,258,896

				Face Amount
				Covered by
Options--4.6%				Contracts ($)	Value ($)

Call Options--4.0%
Euro Bond,
February 2008 @ 106				214,000	3,387,109
S&P 500 Future Index,
March 2008 @ 100				1,450,000	5,504,200

Swiss Market OTC Index,
March 2008 @ 600	309,000	4,712,214
		13,603,523
Put Options--.6%
U.S. Treasury 10-Year Notes
February 2008 @ 120	58,700,000	2,017,813
Total Options
(cost $20,054,015)		15,621,336

Other Investment--10.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,858,000)	36,858,000 [d]	36,858,000

Total Investments (cost $367,624,441)	102.7%	352,100,558
Liabilities, Less Cash and Receivables	(2.7%)	(9,119,634)
Net Assets	100.0%	342,980,924

a	Non-income producing security.
b	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
Amsterdam Exchanges Index	162	21,167,397	February 2008	(1,351,156)
Australian 10 Year Bond	758	67,242,859	March 2008	535,926
FTSE 100 Index	265	30,945,406	March 2008	(2,219,816)
Hang Seng Stock Index	15	2,260,081	February 2008	(64,708)
IBEX 35 Index	161	31,584,908	February 2008	(1,111,344)
Japanese 10 Year Bond	31	40,162,238	March 2008	63,420
S & P/MIB Index	44	11,177,819	March 2008	(1,408,792)
S & P/Toronto Stock Exchange 60 Index	13	1,997,579	March 2008	(28,266)
Topix Index	308	38,990,642	March 2008	(6,007,756)
Financial Futures Short
S&P ASX 200 Index	164	(20,580,975)	March 2008	1,694,011
Canadian 10 Year Bond	153	(17,626,413)	March 2008	(167,008)
CAC 40 10 Euro	224	(16,183,078)	February 2008	1,007,162
Dax Index	35	(8,952,727)	March 2008	1,328,385
10 Year Long Gilt	416	(91,442,276)	March 2008	(716,100)
S & P 500 Emini	92	(6,346,160)	March 2008	(16,275)
				(8,462,317)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	Depreciation ($)

Buys:
Euro
Expiring 03/19/2008	9,623,333	14,327,699	14,230,503	(97,196)
Euro
Expiring 03/19/2008	22,015,334	32,317,409	32,555,175	237,766
Euro
Expiring 03/19/2008	6,858,000	10,040,112	10,141,268	101,156
Euro
Expiring 03/19/2008	5,656,000	8,291,136	8,363,810	72,674
Euro
Expiring 03/19/2008	5,656,000	8,291,136	8,363,810	72,674
Euro
Expiring 03/19/2008	22,015,333	32,380,262	32,555,174	174,912
Euro
Expiring 03/19/2008	2,442,000	3,536,671	3,611,108	74,437
Euro
Expiring 03/19/2008	2,442,000	3,516,773	3,611,107	94,334
Euro
Expiring 03/19/2008	2,152,000	3,100,386	3,182,270	81,884
Euro
Expiring 03/19/2008	4,774,000	7,070,962	7,059,552	(11,410)
Euro
Expiring 03/19/2008	7,841,000	11,478,072	11,594,879	116,807
British Pound,
Expiring 03/19/2008	15,213,500	31,358,827	30,162,742	(1,196,085)
British Pound,
Expiring 03/19/2008	22,774,500	46,850,631	45,153,407	(1,697,224)
British Pound,
Expiring 03/19/2008	22,774,500	46,453,262	45,153,407	(1,299,855)
British Pound,
Expiring 03/19/2008	546,000	1,084,459	1,082,516	(1,943)
British Pound,
Expiring 03/19/2008	546,000	1,085,253	1,082,516	(2,737)
Japanese Yen,
Expiring 03/19/2008	1,049,411,000	9,971,826	9,899,889	(71,937)
Japanese Yen,
Expiring 03/19/2008	996,417,000	9,394,488	9,399,956	5,468
Japanese Yen,
Expiring 03/19/2008	671,223,000	6,306,306	6,332,155	25,849
New Zealand Dollar,
Expiring 03/19/2008	9,294,333	7,042,037	7,234,616	192,579
New Zealand Dollar,
Expiring 03/19/2008	13,086,667	10,166,377	10,186,530	20,153
New Zealand Dollar,
Expiring 03/19/2008	5,835,000	4,384,553	4,541,905	157,352
Sells:
Australian Dollar,
Expiring 03/19/2008	6,169,000	5,410,707	5,478,504	(67,797)
Australian Dollar,
Expiring 03/19/2008	15,110,000	13,322,109	13,418,737	(96,628)
Canadian Dollar,
Expiring 03/19/2008	505,000	507,604	500,391	7,213
Canadian Dollar,
Expiring 03/19/2008	11,998,000	11,966,063	11,888,507	77,556
Canadian Dollar,
Expiring 03/19/2008	2,746,000	2,707,900	2,720,940	(13,040)
Canadian Dollar,
Expiring 03/19/2008	11,998,000	11,873,683	11,888,507	(14,824)
Swiss Franc,
Expiring 03/19/2008	13,859,524	12,362,654	12,790,495	(427,841)

Swiss Franc,
Expiring 03/19/2008	2,513,000	2,237,716	2,319,164	(81,448)
Swiss Franc,
Expiring 03/19/2008	2,513,000	2,237,716	2,319,164	(81,448)
Swiss Franc,
Expiring 03/19/2008	36,154,213	32,107,682	33,365,523	(1,257,841)
Norwegian Krone,
Expiring 03/19/2008	44,953,333	8,267,127	8,237,858	29,269
Norwegian Krone,
Expiring 03/19/2008	75,846,334	13,693,146	13,899,111	(205,965)
Norwegian Krone,
Expiring 03/19/2008	75,846,333	13,926,085	13,899,110	26,975
Swedish Krona,
Expiring 03/19/2008	42,584,667	6,658,432	6,645,298	13,134
Swedish Krona,
Expiring 03/19/2008	48,206,333	7,534,712	7,522,554	12,158
Swedish Krona,
Expiring 03/19/2008	15,842,000	2,434,114	2,472,130	(38,016)
Swedish Krona,
Expiring 03/19/2008	15,842,000	2,412,898	2,472,130	(59,232)
				(5,128,117)

STATEMENT OF INVESTMENTS
Dreyfus Premier Global Absolute Return Fund
January 31, 2008 (Unaudited)

	Principal
Short-Term Investments--89.1%	Amount ($)	Value ($)

U.S. Government Agencies--83.7%
Federal Home Loan Bank System
3.58%, 2/27/08	400,000	398,966
Federal Home Loan Bank System
4.25%, 2/15/08	1,800,000	1,797,025
Federal Home Loan Mortgage Corp.
3.58%, 4/14/08	1,400,000	1,389,837
Federal National Mortgage
Association, 4.23%, 3/19/08	2,000,000	1,988,942
		5,574,770
U.S. Treasury Bills--5.4%
2.46%, 3/20/08	360,000 [a]	359,167
Total Short-Term Investments
(cost $5,574,769)		5,933,937

	Face Amount
	Covered by
Options--1.9%	Contracts	Value ($)

Call Options
Euro Bond,
February 2008 @ 106	7,000	110,793
Put Options
U.S. Treasury 10-Year Notes
February 2008 @ 120	500,000	17,187
Total Options
(cost $103,526)		127,980

Other Investment--13.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $905,000)	905,000 [b]	905,000

Total Investments (cost $6,583,295)	104.6%	6,966,917
Liabilities, Less Cash and Receivables	(4.6%)	(304,047)
Net Assets	100.0%	6,662,870

a	All or partially held by a broker as collateral for open financial futures positions.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At January 31, 2008, the fund held the following forward foreign currency exchange contracts

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2008 ($)

Purchases:
Australian Dollar, expiring 3/19/2008	298,000	256,394	264,645	8,251
Australian Dollar, expiring 3/19/2008	105,000	91,416	93,247	1,832
Canadian Dollar, expiring 3/19/2008	42,000	41,067	41,617	550
Canadian Dollar, expiring 3/19/2008	301,000	291,395	298,253	6,858
Swiss Franc, expiring 3/19/2008	344,000	316,453	317,466	1,013
Swiss Franc, expiring 3/19/2008	308,000	283,298	284,243	945
EURO, expiring 3/19/2008	165,000	245,518	243,994	(1,525)
EURO, expiring 3/19/2008	358,000	530,857	529,393	(1,465)
EURO, expiring 3/19/2008	252,000	368,948	372,645	3,697
EURO, expiring 3/19/2008	112,000	164,126	165,620	1,494
EURO, expiring 3/19/2008	211,000	308,275	312,016	3,741

EURO, expiring 3/19/2008	112,000	164,126	165,620	1,494
EURO, expiring 3/19/2008	126,000	183,065	186,323	3,257
EURO, expiring 3/19/2008	19,000	27,888	28,096	208
British Pound, expiring 3/19/2008	745,000	1,499,238	1,477,059	(22,179)
British Pound, expiring 3/19/2008	553,000	1,112,857	1,096,394	(16,463)
British Pound, expiring 3/19/2008	15,000	29,117	29,739	623
Japanese Yen, expiring 3/19/2008	13,587,000	128,036	128,176	140
Japanese Yen, expiring 3/19/2008	14,396,000	135,660	135,808	149
Japanese Yen, expiring 3/19/2008	19,078,000	181,511	179,977	(1,533)
Japanese Yen, expiring 3/19/2008	10,958,000	103,283	103,375	92
Japanese Yen, expiring 3/19/2008	16,378,000	153,875	154,506	631
				(8,189)
Sales:
Australian Dollar, expiring 3/19/2008	561,500	480,554	498,651	(18,097)
Australian Dollar, expiring 3/19/2008	561,500	480,442	498,651	(18,209)
Swiss Franc, expiring 3/19/2008	1,617,500	1,411,246	1,492,737	(81,491)
Swiss Franc, expiring 3/19/2008	1,405,500	1,226,279	1,297,089	(70,810)
Swiss Franc, expiring 3/19/2008	129,000	117,619	119,050	(1,431)
Japanese Yen, expiring 3/19/2008	18,650,000	171,914	175,940	(4,025)
Japanese Yen, expiring 3/19/2008	18,650,000	171,914	175,940	(4,025)
Japanese Yen, expiring 3/19/2008	55,820,000	498,108	526,597	(28,489)
Japanese Yen, expiring 3/19/2008	12,549,500	111,984	118,389	(6,405)
Japanese Yen, expiring 3/19/2008	2,994,000	26,682	28,245	(1,563)
Japanese Yen, expiring 3/19/2008	2,993,000	26,743	28,235	(1,492)
				(236,037)

Total				(244,226)

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
S & P 500	9	620,820	March 2008	(31,068)
British Long Gilt	5	583,876	March 2008	(27,480)
Japanese 10 Year Bond	13	1,645,709	March 2008	(120,442)
Financial Futures Short
10 Year Euro-Bond	7	(689,267)	Feb 2008	76,093
British Long Gilt	15	(3,297,197)	March 2008	(55,724)
Japanese 10 Year Bond	5	(647,778)	March 2008	(2,543)
				(161,164)

STATEMENT OF FINANCIAL FUTURES January 31, 2008 (Unaudited)
					Unrealized
			Market Value		Appreciation/
			Covered by		(Depreciation)
		Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
S & P 500	9		620,820	March 2008	(31,068)
10 Year Euro-Bond	7		110,793	Feb 2008	30,645
British Long Gilt	5		583,876	March 2008	(27,480)
Japanese 10 Year Bond	13		1,645,709	March 2008	(120,442)
Financial Futures Short
10 Year Euro-Bond	7		(689,267)	Feb 2008	76,093
British Long Gilt	15		(3,297,197)	March 2008	(55,724)
Japanese 10 Year Bond	5		(647,778)	March 2008	(2,543)
					(130,519)

At January 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2008 ($)

Purchases:
Australian Dollar, expiring 3/19/2008	298,000	256,394	264,645	8,251
Australian Dollar, expiring 3/19/2008	105,000	91,416	93,247	1,832
Canadian Dollar, expiring 3/19/2008	42,000	41,067	41,617	550
Canadian Dollar, expiring 3/19/2008	301,000	291,395	298,253	6,858
Swiss Franc, expiring 3/19/2008	344,000	316,453	317,466	1,013
Swiss Franc, expiring 3/19/2008	308,000	283,298	284,243	945
EURO, expiring 3/19/2008	165,000	245,518	243,994	(1,525)
EURO, expiring 3/19/2008	358,000	530,857	529,393	(1,465)
EURO, expiring 3/19/2008	252,000	368,948	372,645	3,697
EURO, expiring 3/19/2008	112,000	164,126	165,620	1,494
EURO, expiring 3/19/2008	211,000	308,275	312,016	3,741
EURO, expiring 3/19/2008	112,000	164,126	165,620	1,494
EURO, expiring 3/19/2008	126,000	183,065	186,323	3,257
EURO, expiring 3/19/2008	19,000	27,888	28,096	208
British Pound, expiring 3/19/2008	745,000	1,499,238	1,477,059	(22,179)
British Pound, expiring 3/19/2008	553,000	1,112,857	1,096,394	(16,463)
British Pound, expiring 3/19/2008	15,000	29,117	29,739	623
Japanese Yen, expiring 3/19/2008	13,587,000	128,036	128,176	140
Japanese Yen, expiring 3/19/2008	14,396,000	135,660	135,808	149
Japanese Yen, expiring 3/19/2008	19,078,000	181,511	179,977	(1,533)
Japanese Yen, expiring 3/19/2008	10,958,000	103,283	103,375	92
Japanese Yen, expiring 3/19/2008	16,378,000	153,875	154,506	631
				(8,189)
Sales:
Australian Dollar, expiring 3/19/2008	561,500	480,554	498,651	18,097
Australian Dollar, expiring 3/19/2008	561,500	480,442	498,651	18,209
Swiss Franc, expiring 3/19/2008	1,617,500	1,411,246	1,492,737	81,491
Swiss Franc, expiring 3/19/2008	1,405,500	1,226,279	1,297,089	70,810
Swiss Franc, expiring 3/19/2008	129,000	117,619	119,050	1,431
Japanese Yen, expiring 3/19/2008	18,650,000	171,914	175,940	4,025
Japanese Yen, expiring 3/19/2008	18,650,000	171,914	175,940	4,025
Japanese Yen, expiring 3/19/2008	55,820,000	498,108	526,597	28,489
Japanese Yen, expiring 3/19/2008	12,549,500	111,984	118,389	6,405
Japanese Yen, expiring 3/19/2008	2,994,000	26,682	28,245	1,563
Japanese Yen, expiring 3/19/2008	2,993,000	26,743	28,235	1,492
				236,037

Total				227,847

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Schedule of Investments.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)